Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000258187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000258187 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000258187 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000258187 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000258187 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000258187 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000258187 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000258187 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000258187 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000258187 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000258187 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000258187 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000258187 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000258188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000258188 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000258188 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000258188 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000258188 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000258188 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000258188 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000258188 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000258188 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000258188 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000258188 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000258188 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000258188 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000261175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000261175 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000261175 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000261175 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000261175 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000261175 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000261175 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000261175 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000261175 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000261175 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%